AMOUNT DUE TO RELATED PARTIES (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
AMOUNT DUE TO RELATED PARTIES
Related parties payable	$ 541,298	$ 745,532	$ 276,501
Director fee payable	468,000	360,000	0
Amount due to related parties	$ 1,009,298	1,105,532	416,501
Related Party Loan		$ 0	$ 140,000